LOANS RECEIVABLE (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	$ 149,028	$ 62,510
Loans and Leases Receivable, Nonperforming, Accrual of Interest	3,357	2,156
Loans and Leases Receivable, Nonperforming, Nonaccrual of Interest	3,996	3,313
Other Comprehensive Income (Loss) [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for Loan and Lease Losses	4,916	3,736	$ 3,656
Collateral Pledged [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	132,841	7,031
Uncollateralized [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	$ 16,187	$ 55,479
Maximum [Member] | Collateral Pledged [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan period	36 months
Interest rate	21.60%	24.00%
Maximum [Member] | Uncollateralized [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan period	36 months
Interest rate	28.00%	28.08%
Minimum [Member] | Collateral Pledged [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest rate	6.00%	6.00%
Minimum [Member] | Uncollateralized [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest rate	1.00%	1.00%